Expense Example {- Fidelity® California AMT Tax-Free Money Market Fund} - 02.28 Fidelity California AMT Tax-Free Money Market Fund Institutional - PRO-10 - Fidelity® California AMT Tax-Free Money Market Fund - Fidelity California AMT Tax-Free Money Market Fund-Institutional Class AMT
Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255